Shareholder Fees {- Fidelity® Equity Dividend Income Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Equity Dividend Income Fund - K PRO-07 | Fidelity® Equity Dividend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none